Consolidated Balance Sheets - USD ($) $ in Thousands		Apr. 27, 2019	Apr. 28, 2018
Current assets:
Cash and cash equivalents		$ 9,443	$ 10,769
Receivables, net		61,247	64,562
Merchandise inventories, net		923,714	958,196
Prepaid expenses and other current assets		69,807	65,153
Total current assets		1,064,211	1,098,680
Property and equipment:
Land and land improvements		2,541	2,541
Buildings and leasehold improvements		1,096,778	1,080,952
Fixtures and equipment		1,552,613	1,523,485
Property and equipment, gross		2,651,932	2,606,978
Less accumulated depreciation and amortization		2,395,142	2,351,454
Net property and equipment		256,790	255,524
Goodwill		70,030	71,593
Intangible assets, net		303,736	309,649
Other non-current assets		10,867	14,122
Total assets	[1]	1,705,634	1,749,568
Current liabilities:
Accounts payable		418,948	458,896
Accrued liabilities		268,143	260,209
Gift card liabilities		215,459	323,465
Total current liabilities		902,550	1,042,570
Long-term debt		203,800	158,700
Deferred taxes		70,261	52,044
Other long-term liabilities		84,526	84,271
Shareholders' equity:
Common stock; $0.001 par value; 300,000 shares authorized; 112,782 and 112,238 shares issued, respectively		112	112
Additional paid-in capital		1,753,530	1,749,555
Accumulated other comprehensive income		298	276
Retained earnings		(186,823)	(216,236)
Treasury stock, at cost, 39,745 and 39,585 shares, respectively		(1,122,620)	(1,121,724)
Total shareholders' equity		444,497	411,983
Commitments and contingencies
Total liabilities and shareholders' equity		$ 1,705,634	$ 1,749,568

[1]	Excludes intercompany balances.